Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
20.          STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock. Common stockholders are entitled to one vote for each share held of record on all matters to be voted on by stockholders. Common stockholders have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the common stock.

Common Stock Purchase Warrants

Common stock purchase warrants accounted for within equity are recorded at their initial fair value and reported in stockholders’ equity as increases to additional paid-in capital. Warrants reported as equity, rather than liabilities (i) may not be net-cash settled, (ii) have contractual limits on the number of shares to be delivered in a net-share settlement and (iii) are supported by sufficient unissued common shares available to settle the outstanding warrants. Subsequent changes in fair value from the warrants’ initial fair value are not recognized as long as the warrants continue to merit classification as equity.

During 2012, warrants to purchase 160,000 shares of the Company’s common stock issued in conjunction with the Subordinated Term Loan were outstanding (see Note 12). These warrants were amended again during 2013 in connection with the Senior Amendment described in Note 12. As of December 31, 2014, warrants to purchase 455,514 shares of the Company’s common stock issued relating to the Subordinated Term Loan were outstanding.

Warrants to purchase the Company’s common stock were outstanding as follows as of December 31, 2014:

	Number of	Number of
	Shares	Shares
	Exercisable	Exercisable
	Under	Under	Exercise
Warrant Holder	Warrant	Warrant	Price	Expiration Date
Granite Creek FlexCap I, L.P.	267,950	267,950	$0.01	November 19, 2023
Patriot Capital II, L.P.	187,564	187,564	$0.01	November 19, 2023

Share-Based Compensation

On March 3, 2009, the Company’s Board of Directors adopted the Cyalume Technologies Holdings, Inc. 2009 Omnibus Securities and Incentive Plan (the “2009 Plan”). The Plan was approved during the Company’s Annual Meeting of Stockholders on June 18, 2009. On October 7, 2014, the Company’s Board of Directors adopted the Cyalume Technologies Holdings, Inc. 2014 Equity Incentive Plan (the “2014 Plan”). The 2014 Plan was approved on February 15, 2015. The purpose of the 2009 Plan and the 2014 Plan is to benefit stockholders by assisting the Company in attracting, retaining and providing incentives to key management employees and non-employee directors of, and non-employee consultants to, Cyalume Technologies Holdings, Inc. and its subsidiaries, and to align the interests of such employees, non-employee directors and non-employee consultants with those of stockholders. Accordingly, the 2009 Plan and the 2014 Plan both provide for the granting of Distribution Equivalent Rights, Incentive Stock Options, Non-Qualified Stock Options, Performance Share Awards, Performance Unit Awards, Restricted Stock Awards, Stock Appreciation Rights, Tandem Stock Appreciation Rights, Unrestricted Stock Awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provided therein. Under the 2009 Plan, the Company was authorized to issue up to 2,650,000 shares. Under the 2014 Plan, the Company is authorized to issue up to 10,000,000 shares. As of December 31, 2014, 1,150,082 shares were outstanding under the 2009 Plan. As of December 31, 2014, 2,676,582 shares were outstanding under the 2014 Plan. Awards under the plans can impose various service periods and other terms upon the awardee; however, the maximum term of options or similar instruments granted under the plans is ten years.

Share-based awards are also issued that are not under either the 2009 Plan or the 2014 Plan. In September 2012, the Company awarded options to purchase the Company’s common stock to the Chief Operating Officer as part of his employment compensation. These options were not awarded under the 2009 Plan. Also in September 2012, the Company awarded options to purchase the Company’s common stock to East Shore Ventures, LLC as part of compensation for the Chief Executive Officer services provided by East Shore Ventures, LLC’s owner and employee. These options were also not awarded under the 2009 Plan. Because East Shore Ventures, LLC is not considered to be an employee under U.S. GAAP rules for accounting for share-based payments, the Company must estimate the fair value of these options every reporting period and adjust the related compensation cost accordingly.

On November 21, 2014, options to purchase 350,000 shares of the Company’s common stock awarded to the Chief Operating Officer and options to purchase 1,036,104 shares of the Company’s common stock awarded to the Company’s Chief Executive Officer were canceled. These two awards were replaced with options to the Chief Operating Officer to purchase 1,504,767 shares of common stock and options to the Chief Executive Officer to purchase 5,015,891 shares of common stock. Both replacement awards were made outside of the Company’s 2014 Plan and were granted with a $0.09 exercise price. Both replacement awards are included in the section titled “Stock Option Awards” below.

The Company accounted for the cancellation of the two officer awards and the concurrent grant of the replacement awards as a modification of the terms of the cancelled awards. The Company determined the incremental compensation cost by comparing the fair value of the replacement awards to the fair value of the cancelled awards on November 21, 2014. The replacement awards are subject to performance-based conditions that provide that each option shall not vest until the Company’s Term Loan, Real Estate Loan and Subordinated Term Loan have been re-financed such that the total cost of the new money does not exceed certain defined levels. Furthermore, the options provide for 100% vesting upon a sale of the Company at a defined minimum enterprise value.

In accordance with ASC 718, compensation cost is recognized if it is probable that the performance condition will be achieved. The Company evaluated the probability of both the refinancing and the sale of the company being achieved at December 31, 2014 and determined that the probability threshold had not been met for either condition.

The remaining unamortized compensation cost of approximately $0.4 million will be recognized on a straight-line basis over the remaining vesting period of the original canceled officer awards.

During the years ended December 31, 2014 and 2013, total expense recorded for share-based compensation was approximately $394,000 and $773,000, respectively. The following presents how share-based expenses are included in our consolidated statements of comprehensive loss (in thousands):

	Year Ended December 31,
	2014	2013
Cost of revenues	$9	$9
Sales and marketing	38	44
General and administrative	331	621
Research and development	16	99
	$394	$773

The Company does not currently possess any treasury shares; therefore any issuance of stock for any share-based compensation award is expected to be from new shares.

Stock Option Awards

The Black-Scholes pricing model is used to value stock options awarded as share-based compensation. The expected term of the options awarded under share-based compensation arrangements individually is estimated based on the estimated term of the award, the exercise price of the award, the estimated risk-free interest rate over the award’s estimated term, estimated annual dividend yield, and the estimated volatility of the price of our common stock over the award’s estimated term. Risk-free interest rate assumptions are based on U.S. Treasury securities issued with maturities similar to the expected terms of the awards. In September 2012, the Company began estimating the future volatility of the price of our common stock using historical daily prices of our common stock; before September 2012, since our common stock had insufficient trading history to estimate future price volatility, volatility was using historical data of another public company operating in our industry.

The fair value of each award was estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2014	2013
Expected term (years)	6.3 – 10.0	5.0 – 6.5
Risk-free interest rate	1.83 – 2.31%	1.10 – 1.70%
Estimated dividend yield	None	None
Volatility	143.89 – 144.45%	126.71 – 130.08%

Stock options awarded will generally vest in zero to 5 years. Options awarded to executive officers and other management often may be earned based on meeting Board-determined or CEO-determined performance goals unique to each award recipient and require continued employment over the vesting period. Options awarded to members of the Board of Directors typically vest on the grant date. Options awarded typically expire 10 years after the grant date.

Stock option activity related to share-based compensation is summarized as follows:

	Shares	Weighted Average
	(in thousands)	Exercise Price
Outstanding at December 31, 2012	2,842	$2.33
Granted (1)	708	1.79
Exercised	0	-
Forfeited	(415)	2.02
Expired	(283)	3.78
Outstanding at December 31, 2013	2,852	2.10
Granted (2)	9,197	0.09
Exercised	0	-
Forfeited/Canceled	(1,520)	1.52
Expired	(182)	3.04
Outstanding at December 31, 2014	10,347	$0.38
Exercisable at December 31, 2014	803	$3.21

(1)	The weighted-average grant-date fair value of awards granted was $1.61.
(2)	The weighted-average grant-date fair value of awards granted was $0.09.

The following table summarizes information about stock options and warrants related to stock-based compensation that are vested or are expected to vest as of December 31, 2014:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	9,698		9.81	$0.17	156		$1.68
2.01	4.00	524		4.96	3.33	522		3.33
4.01	6.00	125		5.94	4.61	125		4.61
		10,347	(1)	9.51	$0.38	803	(2)	$3.21

(1)	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2014.
(2)
The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2014. The weighted-average remaining contractual term for these options is 5.74 years as of December 31, 2014.

As of December 31, 2014, there was approximately $977,000 of unrecognized compensation cost related to nonvested option awards which is expected to be recognized over a weighted-average period of 7.72 years.

Restricted Stock

The Company values stock awards at the closing market price of the underlying shares on the trading day previous to the grant date, adjusted for expected forfeitures. There were no unvested restricted stock awards outstanding as of December 31, 2014.

Accumulated Other Comprehensive Loss

The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2014	2013
Foreign currency translation loss	$(661)	$(218)
Unrealized gain on cash flow hedges, net of taxes	0	0
	$(661)	$(218)

Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2012	$(97)
Unrealized gain on cash flow hedges, net of taxes of $(59) during 2013	97
Balance, December 31, 2013 and 2014	$0

Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2012	$(418)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	200
Balance, December 31, 2013	(218)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(443)
Balance, December 31, 2014	$(661)